Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 26,086	₱ 26,255
Costs [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	43,301	39,916
Costs [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	19,894	17,216
Costs [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	15,934	15,151
Costs [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	1,250	1,058
Costs [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	188	296
Costs [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	6,035	6,195
Accumulated provision for expected credit losses [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 17,215	₱ 13,661